Taxes (Tables)	12 Months Ended
Mar. 31, 2024
Taxes [Abstract]
Schedule of Income Tax Expenses	Significant components of the income tax expenses are as follows:
	Years ended March 31,
	2022	2023	2024	2024
	HK$	HK$	HK$	US$
Current:
Hong Kong	4,163,246	1,994,996	5,806,012	741,897
Total income tax expenses	4,163,246	1,994,996	5,806,012	741,897

Schedule of Statutory Rates to the Effective Tax Rate	The following table reconciles Cayman Islands statutory rates to the effective tax rate:
	Years ended March 31,
	2022	2023	2024
Income tax rate in the Cayman Islands, permanent tax holiday	0.0%	0.0%	0.0%
Hong Kong statutory income tax rate	16.5%	16.5%	16.5%
Income not taxable	—	(2.8)%	—
Under provision of prior year	—	(0.4)%	—
Tax concession	(0.8)%	(0.6)%	(0.7)%
Change in valuation allowance (note (a))	2.1%	8.4%	7.0%
Effective tax rate	17.8%	21.1%	22.8%

(a)	Change in valuation allowance represents valuation allowance of deferred tax assets recorded for the years ended March 31, 2022, 2023 and 2024 from certain subsidiaries of the Company in Hong Kong.

Schedule of Deferred Tax Assets	The deferred tax assets consist of the following components:
	As of March 31,
	2022	2023	2024	2024
	HK$	HK$	HK$	US$
Deferred tax assets	643,500	1,437,150	2,350,700	300,374
Valuation allowance	(643,500)	(1,437,150)	(2,350,700)	(300,374)
Net deferred tax assets	—	—	—	—

Schedule of Valuation Allowance	Movements of valuation allowance were as follows:
	For the years ended March 31,
	2022	2023	2024	2024
	HK$	HK$	HK$	US$
Balance, beginning of the year	(153,450)	(643,500)	(1,437,150)	(183,640)
Additions	(490,050)	(793,650)	(913,550)	(116,734)
Balance, end of the year	(643,500)	(1,437,150)	(2,350,700)	(300,374)